Financial Highlights (Unaudited) - USD ($) $ in Thousands		3 Months Ended	7 Months Ended
		Mar. 31, 2018	Mar. 31, 2018
Per Share Performance (for a Share outstanding throughout the entire period)
Net asset value per Share at beginning of period		$ 129.56	$ 128.90	[1]
Net investment gain (loss)		(0.06)	(0.15)	[1]
Net realized and unrealized gain (loss) on investment in gold		2.73	3.48	[1]
Net change in net assets from operations		2.67	3.33	[1]
Net asset value per Share at end of period	[1]	$ 132.23	$ 132.23
Total return ratio, at net asset value	[2]	2.06%	2.58%	[1]
Net assets		$ 14,546	$ 14,546	[1]
Net investment loss	[3]	(0.20%)	(0.20%)	[1]
Expenses	[3]	0.20%	0.20%	[1]

[1]	Operations commenced on August 24, 2017. See Note 1.
[2]	Percentage not annualized
[3]	Percentage annualized